UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 028-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $85,473
                                         (thousands)


List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                --------------    -----     --------  -------   --- ----   ----------  --------  ----   ------  ----
4 KIDS ENTMT INC               COM              350865101     750     50,000  SH         SOLE        NONE       50,000
AKAMAI TECHNOLOGIES INC        COM              00971T101     243      5,000  SH         SOLE        NONE        5,000
APPLE COMPUTER                 COM              037833100   1,342     11,000  SH         SOLE        NONE       11,000
ARBITRON INC COM               COM              03875Q108   3,607     70,000  SH         SOLE        NONE       70,000
CAMECO CORP                    COM              13321L108   7,611    150,000  SH         SOLE        NONE      150,000
CBEYOND INC                    COM              149847105   6,739    175,000  SH         SOLE        NONE      175,000
CEPHEID                        COM              15670R107     730     50,000  SH         SOLE        NONE       50,000
CHART INDS INC                 COM PAR $0.01    16115Q308     995    101,600  SH         SOLE        NONE      101,600
CHEROKEE INC DEL NEW           COM              16444H102     365     10,000  SH         SOLE        NONE       10,000
COINSTAR INC                   COM              19259P300   6,296    200,000  SH         SOLE        NONE      200,000
COLLECTORS UNIVERSE INC        COM NEW          19421R200   2,141    140,000  SH         SOLE        NONE      140,000
COLOR KINETICS INC             COM              19624P100   5,012    150,000  SH         SOLE        NONE      150,000
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     631     10,000  SH         SOLE        NONE       10,000
DG FASTCHANNEL INC             COM              23326R109   4,076    200,000  SH         SOLE        NONE      200,000
DTS INC                        COM              23335C101   4,898    225,000  SH         SOLE        NONE      225,000
FIRST SOLAR INC                COM              336433107   1,250     14,000  SH         SOLE        NONE       14,000
GOOGLE INC                     CL A             38259P508   1,411      2,700  SH         SOLE        NONE        2,700
HEALTH GRADES INC              COM              42218Q102     661    101,500  SH         SOLE        NONE      101,500
HOUSTON WIRE & CABLE CO        COM              44244K109   2,131     75,000  SH         SOLE        NONE       75,000
IAC INTERACTIVECORP            COM NEW          44919P300   1,038     30,000  SH         SOLE        NONE       30,000
ILLUMINA INC                   COM              452327109   1,421     35,000  SH         SOLE        NONE       35,000
INNERWORKINGS INC              COM              45773Y105   1,202     75,000  SH         SOLE        NONE       75,000
JAMBA INC                      COM              47023A101     457     50,000  SH         SOLE        NONE       50,000
LAMAR ADVERTISING CO           CL A             512815101   3,182     50,700  SH         SOLE        NONE       50,700
LEVEL 3 COMMUNICATIONS INC     COM              52729N100   2,048    350,000  SH         SOLE        NONE      350,000
MEMC ELECTR MATLS INC          COM              552715104   1,039     17,000  SH         SOLE        NONE       17,000
PROGRESSIVE GAMING INTL CORP   COM              74332S102      59     10,000  SH         SOLE        NONE       10,000
MONTEREY GOURMET FOODS INC     COM              612570101      43     10,000  SH         SOLE        NONE       10,000
MOVE INC COM                   COM              62458M108   1,120    250,000  SH         SOLE        NONE      250,000
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     537     10,000  SH         SOLE        NONE       10,000
OPNEXT INC                     COM              68375V105     993     75,000  SH         SOLE        NONE       75,000
ORBCOMM INC                    COM              68555P100  12,263    747,300  SH         SOLE        NONE      747,300
RENTRAK CORP                   COM              760174102     370     25,000  SH         SOLE        NONE       25,000
RICKS CABARET INTL INC         COM NEW          765641303     465     50,000  SH         SOLE        NONE       50,000
SINA CORP                      ORD              G81477104   2,118     50,600  SH         SOLE        NONE       50,600
STRATASYS INC                  COM              862685104   1,907     40,600  SH         SOLE        NONE       40,600
TASER INTL INC                 COM              87651B104     140     10,000  SH         SOLE        NONE       10,000
TURBOCHEF TECHNOLOGIES INC     COM NEW          900006206     139     10,000  SH         SOLE        NONE       10,000
URANIUM RES INC                COM PAR $0.001   916901309   2,978    270,000  SH         SOLE        NONE      270,000
VOLTERRA SEMICONDUCTOR CORP    COM              928708106   1,065     75,000  SH         SOLE        NONE       75,000





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